Stockholder's Equity - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2022
Class of Stock [Line Items]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		20,000,000
Preferred stock, shares outstanding		0		145,130,628
Change in fair value of liability for common stock to be issued		$ (205,000)	$ 0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value		$ 0.001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value		0.001
Series A One Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value		0.001
Series A Two Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value		$ 0.001
Lincoln Park Capital Fund [Member]
Class of Stock [Line Items]
Number Of Trading Days For Determining Share Price		90 days
Change in fair value of liability for common stock to be issued		$ 205,000
Common Stock Liability		1,400,000
Stock Issued During Period, Value, Other		$ 1,000,000
Sale of Stock, Number of Shares Issued in Transaction		500,000
Accelerated Share Repurchases, Cash or Stock Settlement		300% of the number of shares purchased pursuant to such Regular Purchase Notice and (ii) 30% of the total volume of shares of the common stock traded on the Nasdaq during the Accelerated Purchase period. The purchase price per Purchase Share for each such Accelerated Purchase will be equal to the lesser of 95% of (i) the volume-weighted average price of the common stock on the Nasdaq during the applicable Accelerated Purchase period on the applicable Accelerated Purchase date; and (ii) the closing sale price of the common stock on the Nasdaq on the applicable Accelerated Purchase date. Lincoln Park has no obligation to purchase shares under the Lincoln Park Purchase Agreement unless we comply with the terms of the RRA.
Proceeds FromPurchase Of Common Stock		$ 2,500,000
Purchase of common stock		616,684
Lincoln Park Capital Fund [Member] | Commitment Shares [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Other		$ 1,500,000
Sale of Stock, Number of Shares Issued in Transaction		150,000
Lincoln Park Capital Fund [Member] | Commitment Shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	500,000	500,000
Lincoln Park Capital Fund [Member] | Purchase Share [Member]
Class of Stock [Line Items]
Maximum amount of purchase of cs		$ 50,000,000
Nasdaq Capital [Member]
Class of Stock [Line Items]
Number Of Trading Days For Determining Share Price		10 days
Sale of stock, price per share		$ 3
Lincoln Park Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ownership percentage		4.99%